Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating activities:
Net loss	$ (19,506)		$ (180,187)		$ (93,332)
Adjustment to reconcile net loss to net cash provided by operating activities:
Provision for loan valuation allowances for loan losses, REO and tax certificates, net	88,637		155,743		240,169
Provision for notes receivable allowances	23,686		46,059		3,986
Restructuring charges, impairments and exit activities	2,991		14,645		9,209
Realized gain on extinguishment of debt	(11,625)		(13,049)
Depreciation, amortization and accretion, net	16,653		7,447		24,016
Share-based compensation expense	5,643		5,082		4,724
Securities activities, net	(5,492)		(2,864)		(17,834)
Net (gains) losses on sales of real estate owned, real estate, loans held for sale and office properties and equipment	(5,792)		(325)		(515)
Gain on sale of BankAtlantic Tampa branches	(38,603)
Stifel stock received as earn-out consideration pursuant to the Ryan Beck sales agreement					(8,589)
Gain on bargain purchase of Bluegreen					(182,849)
(Gain) loss on settlement of investment in Woodbridge's subsidiary	(10,690)		977		(29,679)
Originations of loans held for sale, net	(3,961)		(49,593)		(74,764)
Proceeds from sales of loans held for sale	19,495		52,678		74,325
Equity in (earnings) loss from unconsolidated affiliates	(1,256)		851		(33,381)
Impairment of unconsolidated affiliates					31,181
Impairment of investments					2,396
Impairment of assets held for sale	55,120
Impairment of real estate inventory and long lived assets	622		36,553		114,910
Impairment of goodwill					10,542
(Increase) decrease in deferred income tax (benefit) provision	(4,374)		(875)		869
Deferred interest on junior subordinated debentures	14,729		14,051		14,139
Interest accretion on retained interests in notes receivable sold					2,065
Net costs associated with debt redemption	1,125		60		7,463
Decrease (increase) inventory	21,235		23,975		(2,610)
Decrease in accrued interest receivable	3,578		10,269		9,538
Decrease (increase) in other assets	26,583		73,062		(89,628)
Decrease in notes receivable	48,723		64,604		3,431
(Decrease) increase in other liabilities	(7,266)		10,239		(13,259)
Net cash provided by operating activities	220,255		269,402		6,523
Investing activities:
Proceeds from redemption and maturity of tax certificates	62,051		118,471		228,522
Purchase of tax certificates	(21,887)		(102,118)		(125,228)
Proceeds from maturities of interest bearing deposits	39,905
Investment in interest bearing deposits			(45,560)
Proceeds from sales of securities available for sale	104,239		93,361		341,426
Proceeds from maturities of securities available for sale	301,512		192,233		146,543
Purchase of securities available for sale	(9,926)		(393,610)		(91,141)
Decrease (increase) in restricted cash	(526)		(2,545)		19,519
Cash paid in settlement of subsidiary's bankruptcy					(12,430)
Purchases of FHLB stock					(2,295)
Redemption of FHLB stock	25,249		5,194		8,151
Investments in unconsolidated affiliates					(1,629)
Distributions from unconsolidated affiliates	296		85		334
Net repayments of loans	366,560		382,759		351,811
Proceeds from the sale of loans receivable	35,414		59,697		14,483
Additions to real estate owned and held for development	(312)		(970)		(1,373)
Proceeds from sales of real estate owned	35,325		26,924		6,073
Proceeds from sales of property and equipment	1,307		75,306		9,555
Purchases of office property and equipment, net	(5,425)		(797)		(5,121)
Deconsolidation of subsidiary's cash balance	(298)		(1,267)
Net cash outflow from sale of BankAtlantic Tampa branches	(251,405)
Net cash from consolidation of Bluegreen					28,682
Acquisition of Pizza Fusion					3,000
Net cash provided by investing activities	682,079		407,163		918,882
Financing activities:
Net (decrease) increase in deposits	(288,124)		(57,628)		29,022
Prepayments of FHLB advances	(40,020)		(2,061)		(1,159,463)
Net (repayments) proceeds of FHLB advances	(130,000)		(110,000)		467,000
Net decrease in securities sold under agreements to repurchase	(21,524)		(2,944)		(16,919)
Net decrease in short term borrowings and federal funds purchased	(1,240)		(1,563)		(235,536)
Prepayment of bonds payable			(661)
Repayment of notes, mortgage notes and bonds payable	(208,079)		(408,747)		(26,377)
Proceeds from notes, mortgage notes and bonds payable	56,647		198,503		10,576
Payments for debt issuance costs	(1,659)		(7,066)		(1,167)
Proceeds from the exercise of stock options			2
Preferred stock dividends paid	(563)		(750)		(750)
Purchase and retirement of Woodbridge common stock					(13)
Proceeds from issuance of subsidiaries' Class A common stock from non-BFC shareholders, net of issuance costs	1,000		5,857		45,563
BankAtlantic Bancorp common stock dividends paid to non-BFC shareholders					(198)
Distribution from non-controlling interest	(4,485)		(10,891)
Net cash used in financing activities	(638,047)		(397,949)		(888,262)
Increase (decrease) in cash and cash equivalents	264,287		278,616		37,143
Cash and cash equivalents at beginning of period	588,846	[1]	316,080		278,937
Cash and cash equivalents held for sale			(5,850)
Cash and cash equivalents at end of period	853,133	[1]	588,846	[1]	316,080
Supplemental cash flow information:
Interest paid on borrowings and deposits	72,587		97,866		86,170
Income taxes paid	2,789		1,610		433
Income taxes refunded	(10,770)		(60,916)		(2,812)
Supplementary disclosure of non-cash investing and financing activities:
Loans and tax certificates transferred to real estate owned	54,903		61,276		35,914
Loans receivable transferred to loans held-for-sale	78,452		27,928
BFC and Woodbridge merger related transactions (see Note 3):
Increase in other liabilities					4,604
Increase in BFC's Class A Common Stock					303
Increase in additional paid-in capital					94,676
Decrease in BFC's non-controlling interest in Woodbridge					(99,583)
Long-lived assets held-for-use transferred to assets held for sale			2,842
Long-lived assets held-for-sale transferred to assets held for use			1,239
Inventory acquired through financing			13,200
Securities purchased pending settlement					2,018
(Decrease) increase in BFC accumulated other comprehensive income, net of taxes	(13,086)		1,069		527
Net increase in BFC shareholders' equity from the effect of subsidiaries' capital transactions, net of taxes	1,453		1,760		8,333
Net decrease in equity resulting from cumulative effect of change in accounting principle (see Note 4)			(2,569)
Net increase in shareholders' equity resulting from the cumulative effect of accounting changes recognized by Bluegreen on retained interests in notes receivable sold					$ 2,060

[1]	Included in interest bearing deposits in other banks as of December 31, 2011 and 2010 was $5.7 million and $45.6 million, respectively, of time deposits. These time deposits had original maturities of greater than 90 days and are not considered cash equivalents.